Long-term Debt - balances related to the Facility (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Term loan
Long-term Debt
Borrowings	$ 5,000,000
Revolving credit facility
Long-term Debt
Borrowings	7,000,000	$ 0
Senior credit facility
Long-term Debt
Borrowings	12,000,000
Deferred financing costs	(1,765,000)
Net carrying value	10,235,000
Current portion	6,857,000
Long-term portion	$ 3,378,000